SHARE-BASED COMPENSATION (Details) (2004 Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2004 Incentive Plan [Member]
Number of options outstanding, Begining Balance	1,184,769	1,184,769	1,192,269
Number of options outstanding Exercised	0	0	(7,500)
Number of options outstanding, Ending Balance	1,184,769	1,184,769	1,184,769
Weighted average exercise price, Begining Balance	$ 4.08	$ 4.08	$ 4.09
Weighted average exercise price Exercised	$ 0	$ 0	$ 5.53
Weighted average exercise price, Ending Balance	$ 4.08	$ 4.08	$ 4.08
Weighted average remaining contractual term, Ending Balance	2 years 0 months 4 days
Aggregate intrinsic value, Ending Balance	$ 0